Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement [Table Text Block]
	Dec. 31, 2022		Dec. 31, 2021
	FV	CV	FV	CV
Financial assets at amortized cost
Cash[1]	$225,665	$225,665	$270,989	$270,989
Restricted cash[1]	486	486	437	437
Fair value through profit or loss
Trade and other receivables 1, [2,3]	87,638	87,638	172,890	172,890
Non-hedge derivative assets [4]	577	577	7,430	7,430
Investments [5]	9,799	9,799	11,158	11,158
Total financial assets	$324,165	$324,165	$462,904	$462,904
Financial liabilities at amortized cost
Trade and other payables1, [2]	195,872	195,872	189,179	189,179
Deferred Rosemont acquisition consideration [8]	18,876	18,876	27,518	27,518
Agreements with communities [6]	35,870	42,493	33,947	36,273
Wheaton refund liability[10]	7,744	6,383	5,424	5,424
Senior unsecured notes [7]	1,094,988	1,188,132	1,239,018	1,185,805
Fair value through profit or loss
Gold prepayment liability [9]	71,208	71,208	140,008	140,008
Non-hedge derivative liabilities [4]	17,995	17,995	12,451	12,451
Total financial liabilities	$1,442,553	$1,540,959	$1,647,545	$1,596,658

Disclosure of detailed information about significant unobservable inputs used in fair value measurement of assets and liabilities [Table Text Block]
December 31, 2022	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$-	$577	$-	$577
Investments	9,799	-	-	9,799
	$9,799	$577	$-	$10,376
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Non-hedge derivatives	$-	$17,995	$-	$17,995
Gold prepayment liability	-	71,208	-	71,208
Financial liabilities at amortized cost:
Agreements with communities	-	-	35,870	35,870
Wheaton refund liability	-	-	7,744	7,744
Senior unsecured notes	1,094,988	-	-	1,094,988
	$1,094,988	$89,203	$43,614	$1,227,805

December 31, 2021	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$-	$7,430	$-	$7,430
Investments	11,158	-	-	11,158
	$11,158	$7,430	$-	$18,588
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Non-hedge derivatives	$-	$12,451	$-	$12,451
Gold prepayment liability	-	140,008	-	140,008
Financial liabilities at amortized cost:
Agreements with communities	-	-	33,947	33,947
Wheaton refund liability	-	-	5,424	5,424
Senior unsecured notes	1,239,018	-	-	1,239,018
	$1,239,018	$152,459	$39,371	$1,430,848

Disclosure of detailed information about net position of contracts awaiting final pricing [Table Text Block]
Metal in concentrate		Sales awaiting final pricing		Average YTD price ($/unit)
	Unit	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Copper	pounds (in thousands)	79,833	75,681	3.80	4.42
Gold	troy ounces	22,079	27,304	1,823	1,828
Silver	troy ounces	71,809	125,800	23.91	23.33
Zinc Concentrate	pounds (in thousands)	18,145	-	1.35	-

Disclosure of detailed information about foreign currency risk [Table Text Block]
	Dec. 31, 2022			Dec. 31, 2021
	CAD[1]	USD[2]	PEN[3]	CAD[1]	USD[2]	PEN[3]
Cash	$9,833	$26,749	$11,067	$10,627	$34,439	$6,992
Trade and other receivables	58	20,520	634	595	71,458	36,470
Other financial assets	9,799	-	-	11,158	-	-
Trade and other payables	(5,626)	(113)	(29,587)	(6,347)	(3,001)	(17,006)
Other financial liabilities	-	-	(42,493)	-	-	(36,273)
	$14,064	$47,156	$(60,379)	$16,033	$102,896	$(9,817)

Disclosure of detailed information about sensitivity analysis for foreign currency risk [Table Text Block]
December 31, 2022	Change of:	Would have changed 2022 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$1.5	million
USD/CAD exchange rate[1]	- 10%	(1.8)	million
USD/PEN exchange rate[2]	+ 10%	3.5	million
USD/PEN exchange rate[2]	- 10%	(4.3)	million
December 31, 2021	Change of:	Would have changed 2021 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$4.8	million
USD/CAD exchange rate[1]	- 10%	(5.7)	million
USD/PEN exchange rate[2]	+ 10%	0.6	million
USD/PEN exchange rate[2]	- 10%	(0.7)	million

Disclosure of detailed information about commodity price risk [Table Text Block]
December 31, 2022	Change of:		Would have changed 2022 after-tax profit by:
Copper prices ($/lb)[1]	+	$0.30	$(1.8)	million
Copper prices ($/lb)[1]	-	$0.30	1.8	million
Zinc prices ($/lb)[2]	+	$0.10	-	million
Zinc prices ($/lb)[2]	-	$0.10	-	million
December 31, 2021	Change of:		Would have changed 2021 after-tax profit by:
Copper prices ($/lb)[1]	+	$0.30	$0.5	million
Copper prices ($/lb)[1]	-	$0.30	(0.5)	million
Zinc prices ($/lb)[2]	+	$0.10	0.2	million
Zinc prices ($/lb)[2]	-	$0.10	(0.2)	million

Disclosure of detailed information about share price risk [Table Text Block]
December 31, 2022	Change of:		Would have changed 2022 after-tax profit by:
Share prices	+	25%	$2.4	million
Share prices	-	25%	(2.4)	million
December 31, 2021	Change of:		Would have changed 2021 after-tax profit by:
Share prices	+	25%	$2.8	million
Share prices	-	25%	(2.8)	million

Disclosure of detailed information about interest rate risk [Table Text Block]
December 31, 2022	Change of:		Would have changed 2022 after-tax profit by:
Interest rates	+	2.00%	$4.5	million
Interest rates	-	2.00%	(4.5)	million
December 31, 2021	Change of:		Would have changed 2021 after-tax profit by:
Interest rates	+	2.00%	$5.4	million
Interest rates	-	2.00%	(5.4)	million

Disclosure of detailed information about liquidity risk [Table Text Block]
Dec. 31, 2022	Carrying amount	Contractual cash flows	12 months or less	13 - 36 months	37 - 60 months	More than 60 months
Assets used to manage liquidity risk
Cash	$225,665	$225,665	$225,665	$-	$-	$-
Restricted cash	486	486	486	-	-	-
Trade and other receivables	87,638	87,638	87,638	-	-	-
Non-hedge derivative assets	577	577	577	-	-	-
	$314,366	$314,366	$314,366	$-	$-	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(195,872)	$(195,872)	$(195,872)	$-	$-	$-
Agreements with communities [1]	(42,493)	(67,662)	(8,421)	(8,591)	(7,688)	(42,962)
Deferred Rosemont acquisition consideration	(18,876)	(20,000)	(10,000)	(10,000)	-	-
Long-term debt	1,188,132	(1,541,669)	(66,692)	(132,852)	(687,000)	(655,125)
Gold prepayment obligation [2]	(71,208)	(71,208)	(71,208)	-	-	-
Wheaton refund liability	6,383	(79,232)	-	-	-	(79,232)
	$866,066	$(1,975,643)	$(352,193)	$(151,443)	$(694,688)	$(777,319)
Derivative financial liabilities
Non hedge derivative contracts	$(17,995)	$(17,995)	$(17,995)	$-	$-	$-
	$(17,995)	$(17,995)	$(17,995)	$-	$-	$-
Dec. 31, 2021	Carrying amount	Contractual cash flows	12 months or less	13 - 36 months	37 - 60 months	More than 60 months
Assets used to manage liquidity risk
Cash	$270,989	$270,989	$270,989	$-	$-	$-
Restricted cash	437	437	437
Trade and other receivables	172,890	172,890	172,890	-	-	-
Non-hedge derivative assets	7,430	7,430	7,430	-	-	-
	$451,746	$451,746	$451,746	$-	$-	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(189,179)	$(189,179)	$(189,179)	$-	$-	$-
Agreements with communities [1]	(36,273)	(52,497)	(9,282)	(9,719)	(5,220)	(28,276)
Deferred Rosemont acquisition consideration	(27,518)	(30,000)	(10,000)	(20,000)	-	-
Long-term debt, including embedded derivatives	(1,185,805)	(1,614,686)	(68,348)	(136,696)	(717,767)	(691,875)
Gold prepayment obligation [2]	(140,008)	(140,008)	(71,394)	(68,614)	-	-
Wheaton refund liability	(5,424)	(78,500)	-	-	-	(78,500)
	$(1,584,207)	$(2,104,870)	$(348,203)	$(235,029)	$(722,987)	$(798,651)
Derivative financial liabilities
Non-hedge derivative contracts	$(12,451)	$(12,451)	$(12,451)	$-	$-	$-
	$(12,451)	$(12,451)	$(12,451)	$-	$-	$-